ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted average number of units (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	11,733,931	11,750,081
Series 47 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,465,809	3,472,209
Series 48 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,284,247	2,289,622
Series 49 [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,983,875	5,988,250